UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578
Washington, DC 20549	Expires: April 30, 2010
Estimated average burden
FORM N-Q	hours per response: 10.5

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21734

Registrant Name: PIMCO Global StocksPLUS & Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: March 31, 2008

Date of Reporting Period: June 30, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*

U.S. GOVERNMENT AGENCY SECURITIES—49.6%
	Fannie Mae,
$1,078	5.50%, 11/1/34, MBS	Aaa/AAA	$1,043,912
1,275	5.50%, 1/1/35, MBS	Aaa/AAA	1,228,684
8,080	6.00%, 3/1/30, MBS (h)	Aaa/AAA	8,023,806
6,644	6.00%, 5/25/31, CMO (h)	Aaa/AAA	6,510,806
2,084	6.50%, 2/1/30, MBS (h)	Aaa/AAA	2,111,665
14	6.50%, 6/1/31, MBS	Aaa/AAA	14,155
195	6.50%, 9/1/31, MBS	Aaa/AAA	196,905
376	6.50%, 11/1/31, MBS	Aaa/AAA	378,195
675	6.50%, 7/1/32, MBS	Aaa/AAA	681,904
860	6.50%, 9/1/32, MBS	Aaa/AAA	865,335
786	6.50%, 2/25/33, CMO	Aaa/AAA	797,848
187	6.50%, 10/1/33, MBS	Aaa/AAA	190,211
551	6.50%, 12/1/33, MBS	Aaa/AAA	555,256
461	6.612%, 11/1/28, FRN, MBS	Aaa/AAA	472,585
1,227	6.95%, 8/25/21, CMO	Aaa/AAA	1,261,157
822	7.00%, 8/25/21, CMO	Aaa/AAA	849,353
1,147	7.00%, 9/25/21, CMO	Aaa/AAA	1,184,429
179	7.00%, 12/25/23, CMO	Aaa/AAA	187,956
1,145	7.00%, 11/1/24, MBS	Aaa/AAA	1,180,307
444	7.00%, 2/1/31, MBS	Aaa/AAA	455,493
218	7.00%, 6/25/32, CMO	Aaa/AAA	223,617
70	7.00%, 1/25/48, CMO	Aaa/AAA	71,393
108	7.50%, 7/25/22, CMO	Aaa/AAA	113,227
138	7.50%, 6/1/32, MBS	Aaa/AAA	141,816
29	7.50%, 10/1/32, MBS	Aaa/AAA	29,401
272	8.00%, 3/25/21, CMO	Aaa/AAA	286,868
4,548	8.00%, 8/1/32, MBS (h)	Aaa/AAA	4,809,762
	Fannie Mae Whole Loan,
115	6.50%, 6/25/28, CMO	Aaa/AAA	116,955
2,075	7.50%, 2/25/42, CMO	Aaa/AAA	2,140,723
137	7.80%, 6/25/26, ABS	Aaa/AAA	140,303
397	10.238%, 12/25/42, CMO, VRN	Aaa/AAA	423,934
4,000	Federal Home Loan Bank, zero coupon, 2/27/12,
	Ser. 2D12, VRN (h)	Aaa/AAA	3,687,560
	Federal Home Loan Mortgage Corp., Structured Pass
	Through Securities, CMO,
153	6.50%, 7/25/43	Aaa/AAA	154,872
2,316	7.00%, 7/25/32	Aaa/AAA	2,369,479
	Freddie Mac,
101	4.50%, 11/15/25, CMO	Aaa/AAA	99,753
8	5.925%, 7/15/08, CMO, FRN	Aaa/AAA	8,463
2,976	6.00%, 5/1/30, MBS	Aaa/AAA	2,970,122
16,789	6.00%, 5/1/34, MBS (h)	Aaa/AAA	16,694,014
2,000	6.50%, 10/15/23, CMO	Aaa/AAA	2,034,967
880	6.50%, 4/15/24, CMO	Aaa/AAA	895,677
3,532	6.50%, 6/15/31, CMO (h)	Aaa/AAA	3,578,110
3,571	6.50%, 8/15/31, CMO	Aaa/AAA	3,639,303
5,205	6.50%, 2/15/32, CMO (h)	Aaa/AAA	5,298,113
958	6.50%, 2/1/34, MBS	Aaa/AAA	968,268
351	6.50%, 3/1/34, MBS	Aaa/AAA	353,125
570	6.50%, 5/1/34, MBS	Aaa/AAA	576,426

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
$3,563	6.50%, 7/1/34, MBS	Aaa/AAA	$3,602,099
286	6.50%, 8/1/34, MBS	Aaa/AAA	288,081
366	6.50%, 11/1/34, MBS	Aaa/AAA	369,163
11,742	6.50%, 12/1/34, MBS (h)	Aaa/AAA	11,942,755
5,960	6.50%, 4/1/35, MBS (h)	Aaa/AAA	6,062,101
12,155	6.50%, 2/1/36, MBS (h)	Aaa/AAA	12,343,393
1,283	6.719%, 8/25/22, CMO, FRN (b)	Aaa/AAA	1,272,533
752	6.95%, 7/15/21, CMO	Aaa/AAA	750,476
308	7.00%, 5/15/21, CMO	Aaa/AAA	318,765
117	7.00%, 12/15/21, CMO	Aaa/AAA	119,858
39	7.00%, 8/15/23, CMO	Aaa/AAA	40,332
100	7.00%, 6/15/29, CMO	Aaa/AAA	103,654
6,079	7.00%, 6/15/31, CMO (h)	Aaa/AAA	6,235,313
4,423	7.00%, 8/1/36, MBS	Aaa/AAA	4,496,316
1,354	7.50%, 9/15/30, CMO	Aaa/AAA	1,377,389
53	7.50%, 1/15/31, CMO	Aaa/AAA	52,879
815	8.50%, 5/17/10, MBS	Aaa/AAA	833,037
26	9.50%, 4/15/20, CMO	Aaa/AAA	27,108
	Total U.S. Government Agency Securities (cost—$132,630,194)		130,251,465

CORPORATE BONDS & NOTES—24.5%
Airlines—3.0%
2,500	American Airlines, Inc., pass thru certificates,
	6.817%, 11/23/12, Ser. 01-1	Ba1/BB+	2,495,312
1,483	Continental Airlines, Inc., pass thru certificates,
	8.048%, 5/1/22, Ser. 00-1	Baa2/BBB+	1,605,876
	United Air Lines, Inc.,
1,202	6.201%, 3/1/10, Ser. 01-1, pass thru certificates	Ba2/BBB	1,214,418
2,500	6.636%, 7/2/22 (d)	Baa2/BBB	2,484,375
			7,799,981

Automotive—0.4%
1,000	Tenneco Automotive, Inc., 8.625%, 11/15/14	B3/B	1,035,000

Financial Services—9.6%
100	Ajax Re Ltd., 11.61%, 5/8/09, FRN (b)(d)	NR/BB	100,252
2,700	C10 Capital SPV Ltd., 6.722%, 12/31/16, VRN	NR/BBB-	2,639,115
€ 4,600	General Electric Capital Corp., 4.625%, 9/15/66, VRN (d)	Aa1/AA+	5,925,555
	General Motors Acceptance Corp.,
$125	4.25%, 3/15/09	Ba1/BB+	118,295
2,000	6.00%, 12/15/11	Ba1/BB+	1,903,218
2,500	GMAC LLC, 6.61%, 5/15/09, FRN	Ba1/BB+	2,501,200
55	JSG Funding PLC, 9.625%, 10/1/12	B2/B	57,888
5,000	Morgan Stanley, 5.809%, 10/18/16, FRN	Aa3/A+	5,003,395
2,000	Osiris Capital PLC, 10.356%, 1/15/10, Ser. D, FRN (b)(d)(e)	Ba1/BB+	2,019,500
5,000	VTB Capital S.A., 5.955%, 8/1/08, FRN (d)	A2/BBB+	5,011,250
			25,279,668

Food & Beverage—0.2%
500	Tyson Foods, Inc., 6.85%, 4/1/16	Ba1/BBB-	515,870

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
Healthcare & Hospitals—0.6%
	HCA, Inc.,
$1,000	6.375%, 1/15/15	Caa1/B-	$852,500
700	9.25%, 11/15/16 (d)	B2/BB-	747,250
			1,599,750

Insurance—0.4%
1,000	Foundation Re II Ltd., 12.11%, 11/26/10, FRN (b)(d)(e)	Ba1/BB+	1,004,150

Metals & Mining—1.1%
	Vale Overseas Ltd.,
1,250	6.25%, 1/11/16	Baa3/BBB	1,246,082
700	6.25%, 1/23/17	Baa3/BBB	697,774
1,000	6.875%, 11/21/36	Baa3/BBB	1,007,686
			2,951,542

Oil & Gas—1.8%
4,000	Gazprom AG, 9.625%, 3/1/13	A3/BBB	4,644,800

Paper/Paper Products—0.9%
	Georgia-Pacific Corp. (d),
500	7.00%, 1/15/15	Ba3/B	483,750
2,000	7.125%, 1/15/17	Ba3/B	1,930,000
			2,413,750

Printing/Publishing—0.2%
500	RH Donnelley Corp., 8.875%, 1/15/16, Ser. A-3	B3/B	522,500

Retail—1.1%
2,904	CVS Lease Pass Through, 5.88%, 1/10/28 (b)(d)	Baa2/BBB+	2,782,639

Utilities—5.2%
1,000	CMS Energy Corp., 7.50%, 1/15/09	Ba1/BB+	1,030,460
2,000	Dynegy Holdings, Inc., 8.375%, 5/1/16	B2/B-	1,965,000
	Nevada Power Co.,
2,500	6.50%, 5/15/18	Ba1/BB+	2,538,420
3,000	6.65%, 4/1/36	Ba1/BB+	3,024,945
5,000	TECO Energy, Inc., 6.75%, 5/1/15	Ba1/BB	5,124,930
			13,683,755
	Total Corporate Bonds & Notes (cost—$64,563,548)		64,233,405

MORTGAGE-BACKED SECURITIES—15.6%
246	Bear Stearns Asset Backed Securities, Inc.,
	5.00%, 1/25/34, CMO	Aaa/AAA	242,365
	Bear Stearns Second Lien Trust, CMO, FRN (d),
1,500	6.12%, 12/25/36, Ser. M1 (e)	Aa1/AA+	1,505,879
1,000	7.82%, 12/25/36, Ser. B2	Baa2/BBB	415,000
489	7.82%, 12/25/36, Ser. B3	Baa3/BBB-	165,037
1,600	7.82%, 12/25/36, Ser. B4 (e)	Ba1/BB+	488,306
1,845	Charlotte Gateway Village LLC, 6.41%, 12/1/16, CMO (d)(e)	Aa1/AA+	1,894,438
	Countrywide Alternative Loan Trust, CMO,
183	5.72%, 3/25/34, FRN	Aaa/AAA	183,729

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
$381	6.25%, 9/25/34	Aaa/AAA	$381,949
2,453	6.50%, 7/25/35	Aaa/AAA	2,374,773
	Countrywide Home Loan Mortgage Pass Through
	Trust, CMO, FRN,
304	5.72%, 8/25/18	NR/AAA	306,469
619	5.78%, 9/25/34	Aaa/AAA	620,863
276	5.82%, 3/25/34	Aaa/NR	277,166
	First Horizon Asset Securities, Inc., CMO, FRN,
572	5.107%, 10/25/34	Aaa/AAA	571,431
89	5.277%, 12/27/32	Aaa/AAA	88,867
205	5.82%, 3/25/18	NR/AAA	206,193
2,272	6.267%, 2/25/36	Aaa/AAA	2,287,761
427	First Republic Mortgage Loan Trust,
	5.62%, 8/15/32, CMO, FRN	Aaa/AAA	428,102
3,313	GSMPS Mortgage Loan Trust, 7.00%, 6/25/43, CMO (d)	NR/NR	3,379,364
	Harborview Mortgage Loan Trust, CMO, FRN,
49	5.59%, 3/19/35	Aaa/AAA	49,428
601	7.46%, 11/19/34 (e)	Aaa/AAA	610,532
2,043	JP Morgan Alternative Loan Trust, 7.00%, 12/25/35, CMO	NR/AAA	2,079,026
3,663	MASTR Reperforming Loan Trust, 8.00%, 7/25/35, CMO	Aaa/AAA	3,808,739
1,000	Multi-Family Capital Access One, Inc.,
	9.459%, 1/15/24, Ser. 1, CMO,VRN	NR/NR	1,031,375
	Nomura Asset Acceptance Corp., CMO,
152	5.71%, 10/25/34, FRN	Aaa/AAA	152,360
2,101	7.50%, 3/25/34 (d)	Aaa/AAA	2,176,851
664	Provident Funding Mortgage Loan Trust,
	4.046%, 4/25/34, CMO, VRN	Aaa/AAA	652,827
673	Residential Asset Securitization Trust,
	5.77%, 2/25/34, CMO, FRN (h)	NR/AAA	675,912
911	Residential Funding Mortgage Sec. I,
	5.72%, 7/25/18, CMO, FRN	NR/AAA	915,320
56	SACO I, Inc., 7.00%, 8/25/36, CMO (d)(e)	Aaa/NR	57,570
	Sequoia Mortgage Trust, CMO, FRN,
184	5.70%, 10/20/27	Aaa/AAA	183,721
210	5.72%, 10/20/27	Aaa/AAA	209,903
742	6.731%, 8/20/34	Aaa/AAA	747,809
70	6.936%, 9/20/32	Aaa/AAA	70,462
881	Structured Adjustable Rate Mortgage Loan Trust,
	6.227%, 5/25/35, CMO, FRN (e)	Aaa/AAA	889,516
4,486	Structured Asset Securities Corp.,
	7.50%, 10/25/36, CMO (d)(h)	Aaa/AAA	4,704,212
	Washington Mutual, Inc., CMO, VRN,
664	3.423%, 5/25/33	Aaa/AAA	656,856
2	3.624%, 4/25/35	Aaa/AAA	1,803
245	4.108%, 1/25/33	Aaa/AAA	243,588
993	4.556%, 2/25/33	Aaa/AAA	989,432
525	4.585%, 4/25/35	Aaa/AAA	514,630
26	6.414%, 6/25/42	Aaa/AAA	26,372
95	6.429%, 8/25/42	Aaa/AAA	95,027
3,602	Washington Mutual, Inc., pass thru certificates,
	6.50%, 11/25/18, CMO	Aaa/AAA	3,652,506
75	Wells Fargo MBS Trust, 3.539%, 9/25/34, CMO, FRN	Aaa/AAA	72,997
	Total Mortgage-Backed Securities (cost—$41,384,651)		41,086,466

ASSET-BACKED SECURITIES—10.9%
2,186	Aircraft Certificate Owner Trust,
	6.455%, 9/20/22, Ser. 03-A (d)	Aaa/AAA	2,171,397

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
$3,046	Bear Stearns Asset Backed Securities, Inc.,
	5.561%, 7/25/36, VRN (h)	Aaa/AAA	$3,025,484
47	Cendant Mortgage Corp., 6.00%, 7/25/43, VRN (d)	NR/NR	47,317
3	Countrywide Asset-Backed Certificates,
	5.60%, 4/25/34, FRN	Aaa/AAA	2,732
	Countrywide Home Equity Loan Trust, FRN,
154	5.54%, 4/15/30	Aaa/AAA	154,311
89	5.54%, 1/15/34	Aaa/AAA	89,112
336	CS First Boston Mortgage Securities Corp.,
	7.67%, 8/25/32, FRN	A2/A	337,147
1,702	Denver Arena Trust, 6.94%, 11/15/19 (d)(e)	NR/NR	1,705,408
	Green Tree Financial Corp.,
11	6.16%, 2/1/31	NR/B	11,128
4,801	6.22%, 3/1/30	NR/BBB	4,769,447
1,284	6.53%, 4/1/30	Ba3/NR	1,285,517
2,960	6.53%, 2/1/31	NR/B-	2,731,243
2,856	6.81%, 12/1/27	Ba1/BBB	2,907,061
2,000	GSAMP Trust, 5.47%, 10/25/36, FRN	Aaa/AAA	2,001,244
	Long Beach Mortgage Loan Trust, FRN,
1,068	6.745%, 3/25/32	Aa2/NR	1,069,137
952	7.795%, 3/25/32	Ba3/NR	665,421
350	Master Asset Backed Securities Trust,
	5.74%, 3/25/35, FRN	Aa1/AA+	350,416
1,000	Mystic Re Ltd., 11.66%, 12/5/08, FRN (b)(d)(e)	A1/BB+	994,100
2,681	Oakwood Mortgage Investors, Inc., 6.34%, 4/15/29	Ba1/B	2,579,568
1,525	Residential Asset Mortgage Products, Inc.,
	5.44%, 10/25/36, FRN	Aaa/AAA	1,526,118
114	Wachovia Asset Securitization, Inc., 5.75%, 12/25/32, FRN	Aaa/AAA	113,884
	Total Asset-Backed Securities (cost—$28,961,318)		28,537,192

SENIOR LOANS (a)(b)(c)—5.8%
Automotive—0.7%
1,990	Ford Motor Corp., 8.36%, 11/29/13, Term B		2,000,459

Automotive Products—0.2%
500	Delphi Corp., 8.125%, 12/31/07, Term C		501,513

Commercial Products—0.3%
	Hertz Corp., Term B,
111	5.36%, 12/21/12		111,740
281	7.09%, 12/21/12		282,369
340	7.11%, 12/21/12		342,225
			736,334

Computer Services—0.2%
491	SunGard Data Systems, Inc., 7.356%, 2/11/13		493,923

Entertainment—0.4%
495	MGM Studios, 8.61%, 4/8/12, Term B		496,760
	Warner Music Group, Inc., Term B,
90	7.355%, 2/28/11		90,878
398	7.36%, 2/28/11		399,416
			987,054

Financial Services—0.5%
1,250	Shackleton Crean Event Management, 12.875%, 8/1/08		1,256,250

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
Healthcare & Hospitals—2.2%
	Davita, Inc.
$677	6.86%, 10/5/12, Term B		$679,111
85	6.86%, 10/5/12, Term B1		84,985
238	6.88%, 10/5/12, Term B		238,482
2,992	HCA, Inc., 7.61%, 11/16/13, Term B		3,009,156
	HealthSouth Corp.,
1,784	7.85%, 2/2/13		1,793,351
29	7.86%, 2/2/13		28,803
			5,833,888

Paper/Paper Products—1.1%
	Georgia-Pacific Corp., Term B,
2,963	7.11%, 12/20/12		2,972,629

Waste Disposal—0.2%
	Allied Waste North America, Inc.,
153	5.32%, 1/15/12		153,420
138	7.06%, 3/28/14, Term B		138,749
64	7.11%, 3/28/14, Term B		64,750
10	7.13%, 3/28/14, Term B		9,767
51	7.14%, 3/28/14, Term B		50,875
55	7.15%, 3/28/14, Term B		55,500
			473,061
	Total Senior Loans (cost—$15,176,764)		15,255,111

SOVEREIGN DEBT OBLIGATIONS—2.1%
Japan—0.5%
¥160,000	JLOC 36, LLC, 0.93476%, 2/28/16, Class A1 (e)	NR/NR	1,288,526

Ukraine—1.6%
	Republic of Ukraine,
$2,000	6.875%, 3/4/11	B1/BB-	2,048,800
2,000	7.65%, 6/11/13	B1/BB-	2,121,600
			4,170,400
	Total Sovereign Debt Obligations (cost—$5,577,539)		5,458,926

MUNICIPAL BONDS—0.1%
South Carolina—0.1%
388	Tobacco Settlement Rev. Management Auth.,
	7.666%, 5/15/16 (cost—$396,641)	Baa2/BBB	388,916

SHORT-TERM INVESTMENTS—14.0%
U.S. Treasury Bills (f)—6.7%
17,830	4.39%-4.75%, 8/30/07-9/13/07 (cost—$17,664,437)		17,634,287

Commercial Paper—3.0%
Financial Services—3.0%
	Societe Generale North America, Inc.,
1,400	5.225%, 10/9/07	NR/NR	1,379,238
6,600	5.246%, 9/18/07	NR/NR	6,522,120
	Total Commercial Paper (cost—$7,903,701)		7,901,358

Corporate Notes—0.8%
Financial Services—0.7%
2,000	SLM Corp., 3.625%, 3/17/08	A2/AAA	1,964,912

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
Insurance—0.1%
$250	Shackleton Reinsurance Ltd.,
	13.355%, 2/7/08, FRN (b)(d)(e)	Ba3/BB	$253,700
	Total Corporate Notes (cost—$2,214,131)		2,218,612

Repurchase Agreement—3.4%
9,056	State Street Bank & Trust Co.,
	dated 6/29/07, 4.90% due 7/2/07, proceeds
	$9,059,698; collateralized by Fannie Mae,
	5.08%, due 5/14/10, valued at $9,241,838
	including accrued interest
	(cost—$9,056,000)		9,056,000
	Total Short-Term Investments (cost—$36,838,269)		36,810,257

OPTIONS PURCHASED (g)— 1.7%
Contracts/
Notional
Amount
	Call Options—0.1%
	9-Year Interest Rate Swap, OTC,
	Pay 3-Month USD LIBOR Floating Rate Index,
314,500,000	strike rate 4.66%, expires 2/21/08		350,249

	Put Options—1.6%
	9-Year Interest Rate Swap, OTC,
	Pay 3-Month USD LIBOR Floating Rate Index,
314,500,000	strike rate 5.84%, expires 2/21/08		3,658,280
	Financial Future Euro—90 day, CME,
425	strike price $93, expires 6/16/08		1
	S&P 500 Index, CBOE,
200	strike price $1,470, expires 7/20/07		410,000
			4,068,281
	Total Options Purchased (cost—$3,720,719)		4,418,530
	Total Investments before call options written
	(cost—$329,249,643)—124.3%		326,440,268

OPTIONS WRITTEN (g)—(0.3)%
	Call Options—(0.3)%
	S&P 500 Index, CBOE,
100	strike price $1,515, expires 7/20/07		(522,500)
200	strike price $1,545, expires 7/20/07		(360,000)
	Total Options Written (premiums received—$1,896,375)		(882,500)

	Total Investments net of options written (cost—$327,353,268)—124.0%		325,557,768

	Liabilities in excess of other assets—(24.0)%		(63,007,248)

	Net Assets—100.0%		$262,550,520

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value pursuant to procedures approved by the Fund’s Board of Trustees, which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p. m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $15,255,111, represents 5.81% of net assets.

(b)	Illiquid security.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the "LIBOR" or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on June 30, 2007.

(d)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Fair-valued security. Securities with an aggregate value of $12,711,625 representing 4.84% of net assets.

(f)	All or partial amount segregated as collateral for futures contracts and options written.

(g)	Non-income producing.

(h)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

€—Euros

¥—Japanese Yen

CBOE—Chicago Board Options Exchange

CME—Chicago Mercantile Exchinge

CMO—Collateralized Mortgage Obligation

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2007.

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Security

NR—Not Rated

OTC—Over-the-Counter

VRN—	Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2007.

Other Investments:

(1) Futures contracts outstanding at June 30, 2007:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000)	Date	(Depreciation)
Long: S&P 500 Index		209	$79,180	9/20/07	$(216,975)
S&P 500 Index		510	38,643	9/21/07	(247,350)
Short: U.S. Treasury Note 10 yr. Futures		(195)	(20,612)	9/19/07	41,132
					$(423,193)
(2) Options written for the three months ended June 30, 2007:
		Contracts	Premiums
Options outstanding, March 31, 2007		300	$1,708,881
Options written		900	4,446,638
Options terminated in closing transactions		(900)	(4,259,144)
Options outstanding, June 30, 2007		300	$1,896,375

(3) Credit default swap agreements outstanding at June 30, 2007:
			Payments
	Notional Amount		Received	Unrealized
Swap Counterparty/	Payable on Default	Termination	(Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America
ABS Home Equity Index	$6,000	7/25/45	(1.54)%	$170,503
Long Beach Mortgage Loan Trust	738	7/25/33	4.50%	(213,296)
Barclays Bank
Federation of Russia	4,900	7/20/11	1.65%	258,703
Bear Stearns
ABS Home Equity Index	3,000	5/25/46	(2.42)%	928,163
Dow Jones CDX	5,000	6/20/08	(0.12)%	940
Indymac Home Equity Loan	2,640	6/25/30	(0.45)%	(1,221)
Midori CDO	1,000	2/15/47	(4.03)%	267,702
Citigroup
ABS Home Equity Index	2,000	5/25/46	1.33%	(386,641)
Cifc, Inc.	1,000	10/20/20	(2.15)%	5,251
Credit Suisse First Boston
Samis	1,120	3/20/09	2.30%	(6,482)
Deutsche Bank
Dow Jones CDX	5,000	12/20/10	(0.65)%	(55,197)
Dow Jones CDX	10,000	12/20/11	1.40%	69,915
Dow Jones CDX High Yield	2,000	6/20/12	1.035%	(12,950)
LCDX	5,000	6/20/12	1.20%	(30,273)
Goldman Sachs
ABS Home Equity Index	3,000	5/25/46	2.42%	(893,787)
Goldman Sachs International	500	10/20/20	(4.50)%	(4,789)
Goldman Sachs International	1,500	10/11/21	(5.00)%	(70,207)
HSBC Bank
Ukraine	5,000	4/20/09	0.70%	19,890
JPMorgan Chase
ABS Home Equity Index	3,000	5/25/46	2.42%	(907,538)
Merrill Lynch	5,000	3/20/17	(0.40)%	23,652
Qwest	1,000	9/20/10	4.20%	83,649
Windstream	3,000	6/20/12	1.05%	(49,842)
Lehman Brothers
ABS Home Equity Index	2,000	5/25/46	(1.33)%	464,692
Dow Jones High Yield	5,000	6/20/10	0.90%	141,803
Federal Republic of Brazil	6,000	6/20/16	2.68%	671,211
Morgan Stanley	5,000	12/20/16	(0.34)%	49,564
Merrill Lynch
Dow Jones CDX	20,000	12/20/11	(0.40)%	48,115
Dow Jones CDX High Yield	1,000	6/20/12	1.058%	(5,509)
Morgan Stanley
ABS Home Equity Index	2,500	6/25/30	(1.15)%	42,964
Dow Jones CDX	9,000	6/20/17	(0.60)%	86,116
Federal Republic of Brazil	2,000	6/20/15	4.23%	406,903
Federation of Russia	5,000	6/20/15	1.52%	298,450
Gazprom Capital	5,000	10/20/07	0.44%	8,179
Indymac Home Equity Loan	2,640	6/25/30	1.50%	5,390
Morgan Stanley Dean Witter	875	8/25/32	2.15%	(513,766)
Republc of Panama	5,000	6/20/15	2.75%	568,214
Republic of Peru	5,000	6/20/15	2.90%	615,741
United Mexican States	5,000	6/20/15	1.40%	307,550
UBS
ABS Home Equity Index	2,500	6/25/34	1.50%	13,479
Wachovia Securities
ABS Home Equity Index	6,000	7/25/45	1.54%	(601,753)
				$1,803,488

(4) Interest rate swap agreements outstanding at June 30, 2007:

	Notional		Rate Type		Unrealized
	Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Royal Bank of Scotland	$421,100	2/25/17	4.66%	3-Month USD-LIBOR	$ 2,733,423
Royal Bank of Scotland	421,100	2/25/17	3-Month USD-LIBOR	5.84%	(3,278,153)
UBS	591,000	6/21/25	5.67%	3-Month USD-LIBOR	(3,772,176)
UBS	535,000	6/21/25	3-Month USD-LIBOR	5.70%	(5,421,329)
					$(9,738,235)

LIBOR - London Inter-bank Offered Rate

(5) Total return swap contracts outstanding at June 30, 2007:

Swap Counterparty	Fund Receives	Fund Pays	Termination Date	Notional Amount	Unrealized Appreciation
Barclays Bank	MSCI Daily Total Return EAFE	3 month LIBOR plus 0.20%	9/28/07	$124,999,988	$22,365,406

EAFE - Europe, Australasia and Far east Equity Index
LIBOR - London Inter-bank Offered Rate
MCSI - Morgan Stanley Capital International

The Fund received $2,750,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(6) Forward foreign currency contracts outstanding at June 30, 2007:
			Unrealized
	U.S.$ Value	U.S.$ Value	Appreciation
	Origination Date	June 30, 2007	(Depreciation)
Sold:
€ 4,578,000 settling 7/26/07	$6,142,046	$6,188,668	$(46,622)
¥ 160,000,000 settling 7/24/07	1,322,620	1,299,953	22,667
			$(23,955)

€ - Euros
¥ - Japanese Yen

(7) Open reverse repurchase agreements at June 30, 2007:

				Principal &
Counterparty	Rate	Trade Date	Maturity Date	Interest	Par
Lehman Securities	5.32%	6/28/07	8/14/07	$ 1,778,100	$1,776,000
	5.35%	6/28/07	8/3/07	16,060,071	16,041,000
	5.35%	6/28/07	8/5/07	3,450,097	3,446,000
	5.35%	6/28/07	8/6/07	4,629,497	4,624,000
	5.35%	6/28/07	8/7/07	11,497,653	11,484,000
	5.35%	6/28/07	8/9/07	5,835,930	5,829,000
	5.35%	6/28/07	8/10/07	11,883,111	11,869,000
	5.35%	6/28/07	8/11/07	2,033,415	2,031,000
	5.35%	6/28/07	8/12/07	7,725,174	7,716,000
	5.36%	6/28/07	8/1/07	5,996,134	5,989,000
	5.36%	6/28/07	8/2/07	6,368,577	6,361,000
	5.37%	6/28/07	7/31/07	3,750,470	3,746,000
	5.37%	6/28/07	8/4/07	5,019,983	5,014,000
	5.37%	6/28/07	8/8/07	4,435,286	4,430,000
	5.37%	6/28/07	8/13/07	638,761	638,000
					$90,994,000

Collateral for open reverse repurchase agreements at June 30, 2007, as reflected in the schedule of investments:
					Market Value
			Maturity		(including
Counterparty	Description	Rate	Date	Par	interest)
Lehman Securities	Bear Stearns ABS	5.561%	7/25/36	$3,046,482	$3,039,601
	Fannie Mae	6.00%	3/1/30	8,079,995	8,064,206
	Fannie Mae	6.00%	5/25/31	6,644,090	6,268,533
	Fannie Mae	6.50%	2/1/30	2,084,320	2,122,955
	Fannie Mae	8.00%	8/1/32	4,547,927	4,840,082
	Federal Home Loan Bank	Zero	2/27/12	2,000,000	1,843,780
	Freddie Mac	6.00%	5/1/34	16,788,731	16,777,957
	Freddie Mac	6.50%	6/15/31	3,531,650	3,597,240
	Freddie Mac	6.50%	2/15/32	5,205,261	5,326,308
	Freddie Mac	6.50%	12/1/34	11,741,893	12,006,356
	Freddie Mac	6.50%	4/1/35	5,960,144	6,094,385
	Freddie Mac	6.50%	2/1/36	12,155,397	12,409,234
	Freddie Mac	7.00%	6/15/31	6,079,152	6,270,775
	Residential Asset
	Securitization Trust	5.77%	2/25/34	673,194	676,559
	Structured Asset
	Securities Corp.	7.50%	10/25/36	4,485,606	4,732,247
					$94,070,218

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

        (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Global StocksPLUS & Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 28, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 28, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 28, 2007